Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
April 30, 2024
LPS-NPRT3-0624
1.800342.120
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	351,219	5,932
Liberty Latin America Ltd. Class C (a)	279,496	2,107
		8,039
Entertainment - 0.3%
GungHo Online Entertainment, Inc.	487,743	7,171
International Games Systems Co. Ltd.	940,706	28,717
Warner Bros Discovery, Inc. (a)	6,217,310	45,759
		81,647
Interactive Media & Services - 0.2%
Cars.com, Inc. (a)	3,070,847	51,314
JOYY, Inc. ADR	195,428	6,375
New Work SE (b)	33,102	2,105
		59,794
Media - 0.7%
Comcast Corp. Class A	1,884,476	71,817
Nexstar Media Group, Inc. Class A	164,607	26,347
Pico Far East Holdings Ltd.	21,976,080	4,575
Reach PLC	5,375,901	4,944
RKB Mainichi Broadcasting Corp.	34,593	1,128
Thryv Holdings, Inc. (a)	436,638	10,047
Trenders, Inc. (b)	146,410	1,052
WPP PLC	5,792,864	58,063
		177,973
TOTAL COMMUNICATION SERVICES		327,453
CONSUMER DISCRETIONARY - 14.7%
Automobile Components - 1.6%
Adient PLC (a)	3,468,167	103,594
ASTI Corp.	115,559	2,371
Brembo N.V.	1,080,064	13,799
Cie Automotive SA	1,336,796	35,523
DaikyoNishikawa Corp.	487,731	2,239
Gentex Corp.	439,059	15,060
GUD Holdings Ltd.	97,180	638
Hi-Lex Corp.	8,560	84
LCI Industries (b)	1,158,488	120,460
Lear Corp.	654,222	82,347
Motonic Corp.	1,489,373	8,835
Patrick Industries, Inc.	173,291	18,107
PT Selamat Sempurna Tbk	49,609,800	5,496
SNT Holdings Co. Ltd. (c)	885,108	14,384
Yutaka Giken Co. Ltd.	551,585	8,645
		431,582
Automobiles - 0.6%
General Motors Co.	1,518,384	67,614
Harley-Davidson, Inc.	2,454,196	84,400
Isuzu Motors Ltd.	1,191,054	15,094
Kabe Husvagnar AB (B Shares)	240,578	7,269
		174,377
Broadline Retail - 1.9%
ASKUL Corp.	2,905,698	43,883
B&M European Value Retail SA	7,965,855	51,660
Big Lots, Inc. (b)	1,206,897	4,248
eBay, Inc.	704,037	36,286
Europris ASA (d)	2,545,172	16,084
Gwangju Shinsegae Co. Ltd.	243,645	5,467
Kohl's Corp. (b)	2,330,483	55,792
Macy's, Inc.	1,107,499	20,411
Max Stock Ltd.	1,343,965	3,085
Next PLC	2,209,844	248,739
Rusta AB	4,067,631	27,941
Vipshop Holdings Ltd. ADR	976,335	14,684
		528,280
Distributors - 0.5%
Arata Corp.	1,168,550	25,890
Autohellas SA	182,094	2,503
Central Automotive Products Ltd.	298,482	10,926
Inchcape PLC	6,316,494	63,142
PALTAC Corp.	1,173,418	35,516
		137,977
Diversified Consumer Services - 0.4%
Aucnet, Inc.	206,723	3,402
Cross-Harbour Holdings Ltd.	2,179,403	2,030
Frontdoor, Inc. (a)	488,708	14,998
Gakkyusha Co. Ltd.	187,624	2,588
H&R Block, Inc.	1,047,097	49,454
JP-Holdings, Inc.	854,494	2,455
Laureate Education, Inc. Class A	503,993	7,308
ME Group International PLC	7,200,281	14,377
Step Co. Ltd.	221,353	2,792
		99,404
Hotels, Restaurants & Leisure - 0.5%
Betsson AB (B Shares)	3,027,754	33,656
Brinker International, Inc. (a)	890,460	47,729
Hollywood Bowl Group PLC	3,494,592	14,912
Ibersol SGPS SA	1,168,769	8,756
J.D. Wetherspoon PLC (a)	1,554,466	14,073
MTY Food Group, Inc.	632,908	22,711
		141,837
Household Durables - 3.1%
Ace Bed Co. Ltd.	29,426	558
Barratt Developments PLC	18,414,085	104,623
Bellway PLC	3,664,705	115,855
Chervon Holdings Ltd.	12,110,622	29,411
Cuckoo Holdings Co. Ltd.	508,128	7,172
D.R. Horton, Inc.	238,135	33,932
Emak SpA	3,120,105	3,796
First Juken Co. Ltd. (b)(c)	1,317,928	8,949
FJ Next Co. Ltd.	1,171,006	10,122
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	8,158,037	47,330
Helen of Troy Ltd. (a)(c)	1,403,856	130,151
JM AB (B Shares)	1,439,661	24,742
Open House Group Co. Ltd.	536,546	16,316
Pressance Corp.	2,470,943	28,634
Tempur Sealy International, Inc.	1,511,658	75,674
Token Corp. (b)	234,293	16,077
TopBuild Corp. (a)	95,510	38,650
Vistry Group PLC	9,700,800	145,217
ZAGG, Inc. rights (a)(e)	448,847	0
		837,209
Leisure Products - 0.3%
BRP, Inc.	378,338	25,454
Brunswick Corp.	595,065	47,986
Roland Corp.	279,659	7,602
		81,042
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	1,261,128	73,524
Advance Auto Parts, Inc. (b)	480,723	35,083
Arcland Sakamoto Co. Ltd.	1,097,975	13,516
AutoZone, Inc. (a)	53,375	157,798
BHG Group AB (a)	4,303,845	5,444
BMTC Group, Inc. (c)	3,199,361	33,443
Buffalo Co. Ltd.	47,440	392
Dick's Sporting Goods, Inc.	443,551	89,127
Foot Locker, Inc. (b)	1,587,166	33,092
Formosa Optical Technology Co. Ltd.	1,002,000	3,184
Fuji Corp.	490,150	5,693
Goldlion Holdings Ltd.	23,996,655	3,115
Hallenstein Glassons Holding Ltd.	173,323	612
Hamee Corp. (b)	610,443	4,497
Handsman Co. Ltd.	275,095	1,663
IA Group Corp. (c)	83,263	1,873
JD Sports Fashion PLC	51,069,634	73,769
Jumbo SA (c)	6,943,091	216,214
K's Holdings Corp.	546,689	5,248
Kid ASA (d)	50,630	672
Ku Holdings Co. Ltd.	477,454	3,493
Leon's Furniture Ltd.	302,464	4,981
Maisons du Monde SA (d)	832,658	3,999
Mr. Bricolage SA (a)	810,041	7,573
Nafco Co. Ltd. (c)	1,826,173	33,380
Pets At Home Group PLC	7,388,504	26,977
Pinewood Technologies Group PLC (c)	4,907,446	20,420
Sally Beauty Holdings, Inc. (a)(c)	8,005,192	86,856
Sportsman's Warehouse Holdings, Inc. (a)(b)(c)	2,787,481	8,920
Syuppin Co. Ltd.	293,087	2,146
The Hour Glass Ltd.	1,818,599	2,115
Valvoline, Inc. (a)	9,849	419
WH Smith PLC	1,743,940	23,905
Williams-Sonoma, Inc.	124,206	35,620
		1,018,763
Textiles, Apparel & Luxury Goods - 2.0%
Best Pacific International Holdings Ltd.	34,141,011	9,021
Crocs, Inc. (a)	47,353	5,889
Deckers Outdoor Corp. (a)	3,862	3,161
Dr. Martens Ltd.	1,798,026	1,708
Embry Holdings Ltd. (a)	2,125,799	95
Gildan Activewear, Inc.	2,950,487	102,275
Handsome Co. Ltd. (c)	1,400,000	19,767
Kontoor Brands, Inc. (b)	1,196,834	74,276
Levi Strauss & Co. Class A (b)	3,585,478	76,084
PVH Corp.	833,343	90,668
Sun Hing Vision Group Holdings Ltd. (c)	17,546,242	1,451
Texwinca Holdings Ltd.	33,240,804	3,297
VF Corp. (b)	3,561,045	44,371
Victory City International Holdings Ltd. (a)(e)	8,385,171	311
Wolverine World Wide, Inc. (c)	5,167,429	55,498
Youngone Corp.	250,000	6,899
Youngone Holdings Co. Ltd. (c)	752,000	46,078
		540,849
TOTAL CONSUMER DISCRETIONARY		3,991,320
CONSUMER STAPLES - 6.6%
Beverages - 0.5%
A.G. Barr PLC	1,935,069	13,807
Britvic PLC	5,748,600	63,535
Primo Water Corp.	2,938,126	55,442
Viva Wine Group AB	2,572,600	8,544
		141,328
Consumer Staples Distribution & Retail - 4.4%
Acomo NV	134,707	2,510
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,468,612	136,821
Atacadao SA	10,844,200	23,327
Belc Co. Ltd. (c)	1,051,045	50,159
BJ's Wholesale Club Holdings, Inc. (a)	1,296,395	96,815
Corporativo Fragua S.A.B. de CV	264,327	11,850
Cosmos Pharmaceutical Corp.	916,989	84,358
Create SD Holdings Co. Ltd.	3,091,335	66,808
Eurocash SA	1,642,326	5,539
G-7 Holdings, Inc.	1,219,709	10,787
Genky DrugStores Co. Ltd. (c)	975,480	35,758
Halows Co. Ltd. (c)	1,439,522	42,201
MARR SpA	113,187	1,459
Metro, Inc.	7,866,041	402,373
North West Co., Inc.	73,340	2,079
Performance Food Group Co. (a)	94,691	6,428
Sprouts Farmers Market LLC (a)	2,735,090	180,598
Tsuruha Holdings, Inc.	146,402	9,241
YAKUODO Holdings Co. Ltd.	152,769	2,775
Yaoko Co. Ltd.	707,200	38,233
		1,210,119
Food Products - 1.2%
Armanino Foods of Distinction	1,270,891	7,181
Axyz Co. Ltd.	21,238	423
Carr's Group PLC (c)	5,878,376	9,916
Century Pacific Food, Inc.	18,010,345	11,827
Delfi Ltd.	2,955,505	1,965
Food Empire Holdings Ltd.	20,840,009	19,514
Gruma S.A.B. de CV Series B	470,516	9,241
Inghams Group Ltd.	5,366,948	12,703
Ingredion, Inc.	270,191	30,961
Lamb Weston Holdings, Inc.	1,156,955	96,421
Nomad Foods Ltd.	562,854	10,165
Ottogi Corp.	77,998	23,381
Pacific Andes International Holdings Ltd. (a)(e)	106,294,500	0
Pacific Andes Resources Development Ltd. (a)(e)	205,371,360	2
Pickles Holdings Co. Ltd.	347,924	2,609
Rocky Mountain Chocolate Factory, Inc. (a)(c)	442,257	1,614
S Foods, Inc.	785,305	15,160
Sunjin Co. Ltd. (c)	1,747,572	9,149
Sunjuice Holdings Co. Ltd.	240,000	1,586
Tate & Lyle PLC	6,210,831	51,143
		314,961
Household Products - 0.0%
Transaction Co. Ltd.	389,274	4,411
Personal Care Products - 0.3%
Edgewell Personal Care Co.	132,715	4,993
Hengan International Group Co. Ltd.	9,512,206	31,934
Sarantis SA (c)	3,714,773	47,176
TCI Co. Ltd.	400,000	1,766
		85,869
Tobacco - 0.2%
KT&G Corp.	453,780	29,158
Scandinavian Tobacco Group A/S (d)	856,310	13,821
		42,979
TOTAL CONSUMER STAPLES		1,799,667
ENERGY - 9.1%
Energy Equipment & Services - 0.5%
Cactus, Inc.	1,315,226	65,288
John Wood Group PLC (a)	17,431,851	32,324
PHX Energy Services Corp.	1,170,918	7,621
Total Energy Services, Inc.	1,713,903	12,051
Vallourec SA (a)	345,570	5,998
		123,282
Oil, Gas & Consumable Fuels - 8.6%
Antero Resources Corp. (a)	5,062,371	172,171
Berry Corp. (b)(c)	3,984,563	33,829
Cenovus Energy, Inc. (Canada)	9,770,886	200,720
China Petroleum & Chemical Corp. (H Shares)	84,354,363	50,351
Chord Energy Corp.	1,501,869	265,801
Civitas Resources, Inc.	1,838,744	132,316
CNX Resources Corp. (a)(b)	1,560,717	36,708
Diamondback Energy, Inc.	481,447	96,833
Energy Transfer LP	697,434	10,971
Enterprise Products Partners LP	1,600,174	44,933
INPEX Corp.	196,920	2,950
Iwatani Corp.	96,266	5,466
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	9,838
NACCO Industries, Inc. Class A	229,314	6,315
Northern Oil & Gas, Inc.	1,660,887	67,748
Oil & Natural Gas Corp. Ltd.	18,858,093	63,642
Oil India Ltd.	7,884,600	58,281
Ovintiv, Inc.	5,681,831	291,592
Parkland Corp.	941,937	29,018
Petronet LNG Ltd.	14,000,000	51,950
Range Resources Corp.	5,695,875	204,539
Scorpio Tankers, Inc.	67,301	4,735
Shell PLC (London)	812,403	28,880
Southwestern Energy Co. (a)	13,758,190	103,049
TotalEnergies SE sponsored ADR (b)	5,121,513	371,156
Unit Corp.	148,647	5,730
		2,349,522
TOTAL ENERGY		2,472,804
FINANCIALS - 16.6%
Banks - 6.7%
ACNB Corp.	355,178	11,557
AIB Group PLC	5,906,058	30,670
Associated Banc-Corp.	4,665,551	98,303
Bank of Ireland Group PLC	3,323,183	35,625
Bar Harbor Bankshares	656,481	16,465
Cadence Bank	4,095,916	113,334
Camden National Corp. (b)	332,229	10,372
Central Pacific Financial Corp.	127,394	2,540
Citigroup, Inc.	953,822	58,498
Community Trust Bancorp, Inc.	101,861	4,279
East West Bancorp, Inc.	807,098	60,121
Eurobank Ergasias Services and Holdings SA (a)	12,791,907	27,440
First Bancorp, Puerto Rico	2,631,992	45,402
First Foundation, Inc.	24,138	132
FNB Corp., Pennsylvania	6,155,264	82,111
Greene County Bancorp, Inc.	23,804	700
Intercorp Financial Services, Inc.	611,972	13,047
KeyCorp	3,921,441	56,822
National Bank of Greece SA (a)	2,998,121	24,189
Nicolet Bankshares, Inc.	196,555	15,042
Oak Valley Bancorp Oakdale California	116,438	2,812
OFG Bancorp	102,533	3,702
Plumas Bancorp	195,143	6,861
QCR Holdings, Inc.	570,888	31,376
Southern Missouri Bancorp, Inc.	210,996	8,461
Spar Nord Bank A/S	205,442	3,645
Sparebank 1 Oestlandet	2,017,130	24,332
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,107,587	13,440
Sparebanken Nord-Norge	2,393,337	21,627
Synovus Financial Corp.	3,480,168	124,555
The First Bancorp, Inc.	173,332	3,827
U.S. Bancorp	2,122,926	86,254
Union Bankshares, Inc.	124,211	3,254
United Community Bank, Inc.	3,294,907	83,131
Unity Bancorp, Inc.	110,788	2,982
Washington Trust Bancorp, Inc.	653,503	16,638
Webster Financial Corp.	1,305,982	57,241
Wells Fargo & Co.	8,683,153	515,078
West Bancorp., Inc.	619,468	10,073
Wintrust Financial Corp.	913,630	88,293
		1,814,231
Capital Markets - 2.5%
ABG Sundal Collier ASA	5,586,460	2,917
Antin Infrastructure Partners SA	969,703	12,418
Azimut Holding SpA	115,479	3,053
Banca Generali SpA	319,183	12,542
Bank of New York Mellon Corp.	107,367	6,065
DWS Group GmbH & Co. KGaA (d)	150,231	6,355
Federated Hermes, Inc.	2,527,742	83,036
Korea Ratings Corp.	58,838	3,599
Lazard, Inc. Class A	2,585,267	99,533
LPL Financial	271,340	73,026
Patria Investments Ltd.	55,290	741
Rathbone Brothers PLC	2,410,533	49,338
Raymond James Financial, Inc.	1,596,913	194,823
SEI Investments Co.	1,069	71
Stifel Financial Corp.	1,095,726	87,570
Van Lanschot Kempen NV (Bearer)	999,722	35,581
Vontobel Holdings AG	218,480	12,311
		682,979
Consumer Finance - 0.8%
Aeon Credit Service (Asia) Co. Ltd.	13,798,701	10,004
Discover Financial Services	1,223,874	155,102
OneMain Holdings, Inc.	1,206,446	62,868
		227,974
Financial Services - 1.7%
ASAX Co. Ltd.	107,182	512
Corpay, Inc. (a)	556,521	168,147
Enact Holdings, Inc.	210,471	6,257
Essent Group Ltd.	1,663,679	88,125
EVERTEC, Inc.	1,426,488	53,536
Far East Horizon Ltd.	3,315,940	2,461
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,812	710
Class C (non-vtg.)	318,795	59,337
Fuyo General Lease Co. Ltd.	126,898	10,883
Nice Information & Telecom, Inc.	433,187	6,987
Tokyo Century Corp.	589,605	5,869
Zenkoku Hosho Co. Ltd.	1,516,266	53,239
		456,063
Insurance - 4.9%
American Financial Group, Inc.	736,622	94,103
ASR Nederland NV	1,853,977	92,933
Db Insurance Co. Ltd.	308,087	21,550
Direct Line Insurance Group PLC	51,197,154	118,863
First American Financial Corp.	717,508	38,437
Grupo Catalana Occidente SA	395,249	15,312
Hartford Financial Services Group, Inc.	584,066	56,590
Hiscox Ltd.	292,686	4,498
National Western Life Group, Inc.	5,703	2,788
NN Group NV	1,027,002	47,512
Primerica, Inc.	424,355	89,904
Qualitas Controladora S.A.B. de CV	810,673	10,601
Reinsurance Group of America, Inc.	1,388,298	259,598
Selective Insurance Group, Inc.	1,026,720	104,366
Stewart Information Services Corp.	528,220	32,755
Talanx AG	231,522	17,469
The Travelers Companies, Inc.	23,734	5,035
Unum Group	6,032,236	305,834
		1,318,148
TOTAL FINANCIALS		4,499,395
HEALTH CARE - 11.2%
Biotechnology - 0.4%
Cell Biotech Co. Ltd.	4,951	43
Essex Bio-Technology Ltd.	10,904,804	3,194
Gilead Sciences, Inc.	1,320,393	86,090
Regeneron Pharmaceuticals, Inc. (a)	5,448	4,852
United Therapeutics Corp. (a)	65,176	15,273
		109,452
Health Care Equipment & Supplies - 0.8%
Dentsply Sirona, Inc.	2,056,731	61,722
Embecta Corp.	1,701,452	17,236
Fukuda Denshi Co. Ltd.	1,421,925	58,962
InBody Co. Ltd. (c)	741,922	15,869
Interojo Co. Ltd. (e)	120,700	2,168
Nakanishi, Inc.	386,027	5,930
Prim SA (c)	1,327,413	14,379
Techno Medica Co. Ltd.	36,682	405
Utah Medical Products, Inc. (c)	211,551	14,005
Value Added Technology Co. Ltd.	436,553	9,240
Vieworks Co. Ltd.	394,258	7,795
Zimmer Biomet Holdings, Inc.	29,504	3,549
		211,260
Health Care Providers & Services - 8.2%
Centene Corp. (a)	2,760,110	201,654
Ci Medical Co. Ltd.	96,803	2,454
Cigna Group	875,680	312,653
CVS Health Corp.	1,006,973	68,182
Elevance Health, Inc.	887,680	469,210
Henry Schein, Inc. (a)	1,022,196	70,818
Hi-Clearance, Inc.	1,660,459	7,109
Humana, Inc.	406,580	122,824
Laboratory Corp. of America Holdings	611,779	123,194
Medica Sur SA de CV	1,114,599	2,642
Quest Diagnostics, Inc.	398,393	55,050
Select Medical Holdings Corp.	121,227	3,439
Ship Healthcare Holdings, Inc.	1,304,787	19,413
Sinopharm Group Co. Ltd. (H Shares)	42,213,447	106,604
UnitedHealth Group, Inc.	842,330	407,435
Universal Health Services, Inc. Class B	1,478,683	252,012
WIN-Partners Co. Ltd. (c)	2,056,361	15,375
		2,240,068
Health Care Technology - 0.0%
Software Service, Inc.	48,752	4,173
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	512,742	152,736
Pharmaceuticals - 1.2%
China Medical System Holdings Ltd.	9,754,839	8,710
Consun Pharmaceutical Group Ltd.	3,902,078	2,910
Daewon Pharmaceutical Co. Ltd. (c)	2,142,922	23,075
Dai Han Pharmaceutical Co. Ltd.	297,037	6,082
Dawnrays Pharmaceutical Holdings Ltd.	63,403,924	9,552
DongKook Pharmaceutical Co. Ltd.	1,420,400	16,811
Faes Farma SA	2,996,993	10,891
Genomma Lab Internacional SA de CV	2,366,005	2,308
Granules India Ltd.	591,564	2,998
Huons Co. Ltd. (c)	853,834	21,152
Hypera SA (a)	5,131,500	29,173
Jazz Pharmaceuticals PLC (a)	17,548	1,943
Korea United Pharm, Inc.	40,010	708
Kwang Dong Pharmaceutical Co. Ltd. (c)	4,164,491	20,461
Recordati SpA	612,732	32,728
Sanofi SA	1,103,095	108,978
Sanofi SA sponsored ADR	76,979	3,790
Syngen Biotech Co. Ltd.	357,700	1,645
Whanin Pharmaceutical Co. Ltd. (c)	1,016,010	10,349
		314,264
TOTAL HEALTH CARE		3,031,953
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.8%
Cadre Holdings, Inc.	1,343,521	44,806
Huntington Ingalls Industries, Inc.	467,790	129,545
Leonardo DRS, Inc. (a)	425,301	9,152
Rheinmetall AG	26,795	14,790
V2X, Inc. (a)	392,683	19,077
		217,370
Air Freight & Logistics - 0.4%
AIT Corp.	158,490	1,798
Compania de Distribucion Integral Logista Holdings SA	1,028,772	28,062
Hamakyorex Co. Ltd. (c)	1,216,658	29,995
SENKO Co. Ltd.	487,988	3,576
Sinotrans Ltd. (H Shares)	29,263,266	14,028
Trancom Co. Ltd. (c)	804,946	29,270
		106,729
Building Products - 0.9%
Builders FirstSource, Inc. (a)	274,052	50,102
Hayward Holdings, Inc. (a)	9,242,399	125,512
Inwido AB	10,500	130
Janus International Group, Inc. (a)(b)	1,695,159	24,427
Kondotec, Inc. (c)	1,563,648	12,661
Nihon Dengi Co. Ltd.	302,433	11,214
Nihon Flush Co. Ltd.	1,108,124	6,407
Sekisui Jushi Corp.	127,489	2,084
		232,537
Commercial Services & Supplies - 1.3%
Aeon Delight Co. Ltd.	197,316	4,667
AJIS Co. Ltd. (c)	840,277	13,420
Brady Corp. Class A	338,707	19,984
Civeo Corp. (c)	871,310	20,232
CoreCivic, Inc. (a)	3,282,651	48,911
CTS Co. Ltd.	230,191	1,079
Fursys, Inc. (c)	900,000	24,469
Lion Rock Group Ltd.	18,094,371	3,153
Mitie Group PLC	40,392,015	59,052
Pilot Corp.	4,879	131
Prestige International, Inc.	2,550,343	10,891
Prosegur Compania de Seguridad SA (Reg.)	292,569	518
S1 Corp.	474,576	20,384
Societe BIC SA	39,302	2,768
Takkt AG	1,275,486	17,750
The GEO Group, Inc. (a)(b)	1,255,067	18,650
VSE Corp. (c)	1,136,766	88,747
		354,806
Construction & Engineering - 1.1%
Boustead Singapore Ltd.	5,657,700	3,953
Bowman Consulting Group Ltd. (a)	483,478	15,708
Dai-Dan Co. Ltd.	195,208	3,459
Daiichi Kensetsu Corp.	975,538	11,024
EMCOR Group, Inc.	447,151	159,709
Fuji Furukawa Engineering & Construction Co. Ltd.	14,804	594
Geumhwa PSC Co. Ltd.	219,257	4,437
Mirait One Corp.	316,667	3,867
Nippon Rietec Co. Ltd.	387,098	3,226
Norconsult A/S	49,485	125
Primoris Services Corp.	851,430	39,677
Raiznext Corp. (c)	3,072,706	39,500
Shinnihon Corp.	659,169	6,616
Sinopec Engineering Group Co. Ltd. (H Shares)	96,608	62
United Integrated Services Co.	300,800	3,623
		295,580
Electrical Equipment - 1.3%
Acuity Brands, Inc.	626,838	155,644
Aichi Electric Co. Ltd.	347,123	8,928
AQ Group AB	742,036	42,622
Chiyoda Integre Co. Ltd.	264,504	4,676
GrafTech International Ltd. (c)	17,988,860	30,941
Hammond Power Solutions, Inc. Class A (b)	107,666	9,022
Korea Electric Terminal Co. Ltd.	437,401	20,229
nVent Electric PLC	507,288	36,560
Sensata Technologies, Inc. PLC	340,739	13,054
TKH Group NV (bearer) (depositary receipt)	893,059	38,657
Vitzrocell Co. Ltd.	140,000	1,746
		362,079
Ground Transportation - 0.7%
Alps Logistics Co. Ltd. (c)	2,035,067	41,304
Sakai Moving Service Co. Ltd. (c)	2,519,062	44,342
Stef SA	238,633	32,394
Universal Logistics Holdings, Inc. (c)	1,351,424	60,382
		178,422
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	1,722,206	118,036
Mytilineos SA	585,405	23,865
		141,901
Machinery - 3.6%
Aalberts Industries NV	5,128,974	245,876
Allison Transmission Holdings, Inc.	71,647	5,270
Beijer Alma AB (B Shares)	1,422,389	27,104
Crane Co.	636,856	89,166
Daiwa Industries Ltd.	829,954	8,432
EnPro Industries, Inc.	402,047	60,359
ESAB Corp.	668,490	70,780
Estic Corp.	365,870	2,179
Haitian International Holdings Ltd.	6,535,577	21,285
Hillenbrand, Inc.	3,031,100	144,644
Hosokawa Micron Corp.	107,355	3,001
Hy-Lok Corp.	102,000	1,990
Hyster-Yale Materials Handling, Inc. Class A	41,182	2,412
ITT, Inc.	528,580	68,367
JOST Werke AG (d)	73,665	3,561
Luxfer Holdings PLC sponsored	704,436	6,784
Miller Industries, Inc.	300,867	14,655
Mincon Group PLC	2,032,493	1,019
Nadex Co. Ltd. (c)	749,163	5,065
Precision Tsugami China Corp. Ltd.	913,483	1,073
Semperit AG Holding	74,815	928
Shinwa Co. Ltd.	85,618	1,523
SIMPAC, Inc.	1,183,000	3,573
Stabilus Se	69,761	4,333
Takamatsu Machinery Co. Ltd.	96,755	317
Takeuchi Manufacturing Co. Ltd.	438,987	16,652
Terex Corp.	1,215,420	68,124
Timken Co.	722,449	64,457
TK Group Holdings Ltd.	7,839,151	1,517
Tocalo Co. Ltd.	2,793,571	32,191
Trinity Industrial Corp.	797,081	5,996
Yamada Corp.	53,725	1,969
		984,602
Marine Transportation - 0.1%
Irish Continental Group PLC unit	620,275	3,323
SITC International Holdings Co. Ltd. (b)	5,697,641	12,356
		15,679
Passenger Airlines - 0.1%
Jet2 PLC	1,460,651	26,209
Professional Services - 3.0%
Altech Corp.	327,587	5,706
Artner Co. Ltd.	240,977	3,319
Barrett Business Services, Inc.	107,271	13,033
CACI International, Inc. Class A (a)	309,063	124,314
Careerlink Co. Ltd. (b)	160,796	2,549
Concentrix Corp.	1,734,826	94,843
Creek & River Co. Ltd.	9,792	103
E-Credible Co. Ltd.	250,349	2,335
Gakujo Co. Ltd. (b)	268,720	2,966
Genpact Ltd.	4,311,498	132,535
Hito Communications Holdings, Inc.	176,930	1,125
HRnetgroup Ltd.	4,495,030	2,353
IFIS Japan Ltd.	173,133	669
KBR, Inc.	2,251,368	146,204
Leidos Holdings, Inc.	38,275	5,367
Maximus, Inc.	1,448,475	116,284
Multiconsult A/S (d)	2,300	29
Open Up Group, Inc.	96,234	1,219
Persol Holdings Co. Ltd.	10,001,443	13,835
Quick Co. Ltd. (c)	1,027,089	15,172
Science Applications International Corp.	354,353	45,605
Synergie SA	130,001	4,981
Verra Mobility Corp. (a)	2,735,477	64,503
WDB Holdings Co. Ltd.	644,278	9,225
Will Group, Inc.	1,087,459	7,422
Wilmington PLC	1,586,802	7,257
		822,953
Trading Companies & Distributors - 3.1%
AerCap Holdings NV (a)	212,492	17,953
Alconix Corp.	864,901	7,537
Alligo AB (B Shares)	237,290	2,791
Beacon Roofing Supply, Inc. (a)	903,773	89,049
Bergman & Beving AB (B Shares)	377,991	7,666
Bossard Holding AG	60,240	13,762
Chori Co. Ltd.	982,922	21,932
Core & Main, Inc. (a)	2,355,640	133,023
Ferguson PLC (b)	452,565	94,993
Global Industrial Co.	1,210,430	46,614
Goodfellow, Inc. (c)	668,114	7,246
Green Cross Co. Ltd. (c)	481,144	3,599
Horizon Construction Development Ltd.	36,246	9
Inaba Denki Sangyo Co. Ltd.	351,125	8,192
Itochu Corp.	2,791,063	125,918
Kamei Corp.	134,935	1,738
KS Energy Services Ltd. (e)	12,767,454	0
Lumax International Corp. Ltd.	2,201,510	7,337
Mitani Shoji Co. Ltd.	2,740,992	28,927
Momentum Group Komponenter & Tjanster AB	1,561,312	19,579
Parker Corp. (c)	2,087,489	12,759
Richelieu Hardware Ltd.	682,385	19,257
RS GROUP PLC	8,318,568	76,607
Sanyo Trading Co. Ltd.	129,200	1,225
Senshu Electric Co. Ltd. (c)	1,084,889	37,806
Thermador Groupe SA	22,542	1,925
Totech Corp. (c)	2,573,193	50,889
Yamazen Co. Ltd.	126,803	1,114
Yuasa Trading Co. Ltd.	356,614	13,032
		852,479
Transportation Infrastructure - 0.1%
Athens International Airport SA	615,116	5,455
Daito Koun Co. Ltd.	19,374	94
Isewan Terminal Service Co. Ltd.	383,066	1,860
Qingdao Port International Co. Ltd. (H Shares) (d)	16,095,570	10,538
		17,947
TOTAL INDUSTRIALS		4,609,293
INFORMATION TECHNOLOGY - 14.0%
Electronic Equipment, Instruments & Components - 6.6%
Advanced Energy Industries, Inc.	1,064,507	102,022
Belden, Inc.	1,066,013	86,635
CDW Corp.	519,132	125,557
Crane NXT Co.	2,131,698	129,629
Daiwabo Holdings Co. Ltd.	1,358,464	23,597
Dexerials Corp.	542,298	20,313
Flex Ltd. (a)	2,441,246	69,942
FLEXium Interconnect, Inc.	600,000	1,677
Hon Hai Precision Industry Co. Ltd. (Foxconn)	17,219,012	81,823
IDIS Holdings Co. Ltd. (c)	601,590	4,449
Insight Enterprises, Inc. (a)	652,643	119,153
Jabil, Inc.	710,932	83,435
Kingboard Chemical Holdings Ltd. (c)	66,659,042	146,502
Makus, Inc.	686,027	6,058
Maruwa Ceramic Co. Ltd.	65,395	13,781
Methode Electronics, Inc. Class A (c)	2,084,932	25,415
Nippo Ltd. (c)	624,304	7,799
PAX Global Technology Ltd.	43,992,869	36,808
Redington (India) Ltd.	29,256,820	76,473
Riken Keiki Co. Ltd.	246,262	6,026
SAMT Co. Ltd.	100,000	264
Shibaura Electronics Co. Ltd.	365,689	14,158
Simplo Technology Co. Ltd.	6,925,000	92,313
Strix Group PLC	2,658,513	2,568
TD SYNNEX Corp.	1,982,485	233,616
Test Research, Inc.	150,000	485
Thinking Electronic Industries Co. Ltd.	4,124,000	19,869
Tripod Technology Corp.	3,548,000	21,246
Vontier Corp.	3,685,541	149,744
VSTECS Holdings Ltd. (c)	108,669,858	69,198
Yageo Corp.	1,266,000	24,105
		1,794,660
IT Services - 2.4%
ALTEN	117,127	13,837
Amdocs Ltd.	2,712,237	227,801
Argo Graphics, Inc.	717,871	18,416
Asahi Intelligence Service Co.	38,307	325
Avant Group Corp.	223,649	1,822
CDS Co. Ltd.	101,790	1,152
Cognizant Technology Solutions Corp. Class A	2,135,325	140,248
Densan System Holdings Co. Ltd.	139,885	2,461
Dimerco Data System Corp.	994,799	3,922
DTS Corp.	576,692	15,733
Econocom Group SA	4,723,199	11,089
Exclusive Networks SA (a)	458,491	9,786
Future Corp.	372,743	3,760
Gabia, Inc. (c)	900,000	11,523
Himacs Ltd.	27,301	240
Indra Sistemas SA	3,474,857	66,862
Information Planning Co.	122,266	2,967
Know IT AB	366,276	4,753
Neurones	70,090	3,336
Pole To Win Holdings, Inc.	255,471	804
Sopra Steria Group	346,815	76,245
TDC Soft, Inc.	1,025,509	7,517
TIS, Inc.	713,708	15,242
		639,841
Semiconductors & Semiconductor Equipment - 2.7%
ASMPT Ltd.	1,798,260	22,348
Diodes, Inc. (a)	384,509	28,073
Japan Material Co. Ltd.	96,286	1,358
Machvision, Inc.	209,000	2,981
Melexis NV	96,695	8,132
Micron Technology, Inc.	787,476	88,953
MKS Instruments, Inc.	1,332,858	158,583
Novatek Microelectronics Corp.	100,000	1,886
Parade Technologies Ltd.	478,000	10,833
Powertech Technology, Inc.	9,675,000	51,431
Renesas Electronics Corp.	4,157,685	67,503
Skyworks Solutions, Inc.	1,038,484	110,692
Sumco Corp.	1,898,486	28,313
Systems Technology, Inc.	150,100	3,821
Taiwan Semiconductor Manufacturing Co. Ltd.	3,701,000	88,458
Topco Scientific Co. Ltd.	7,763,593	59,237
		732,602
Software - 0.3%
Cresco Ltd.	659,024	8,371
Focus Systems Corp.	128,513	993
Fukui Computer Holdings, Inc.	195,092	3,040
Hecto Innovation Co. Ltd.	500,074	4,774
Justsystems Corp.	97,505	1,698
KSK Co., Ltd. (c)	529,715	11,496
Linedata Services	13,916	1,102
NetGem SA	374,901	374
NSW, Inc.	170,731	3,225
Open Text Corp.	1,298,880	45,864
Pro-Ship, Inc.	587,267	5,161
System Research Co. Ltd.	267,934	2,664
		88,762
Technology Hardware, Storage & Peripherals - 2.0%
Dell Technologies, Inc.	610,937	76,147
Elecom Co. Ltd.	536,659	5,079
MCJ Co. Ltd.	2,625,080	22,916
Samsung Electronics Co. Ltd.	1,884,000	104,432
Seagate Technology Holdings PLC	3,829,018	328,951
TSC Auto ID Technology Corp. (c)	2,544,911	17,705
		555,230
TOTAL INFORMATION TECHNOLOGY		3,811,095
MATERIALS - 5.1%
Chemicals - 2.6%
Axalta Coating Systems Ltd. (a)	3,892,389	122,377
C. Uyemura & Co. Ltd.	731,633	47,890
Celanese Corp. Class A	747,451	114,816
EcoGreen International Group Ltd. (a)(c)(e)	51,668,151	3,137
Element Solutions, Inc.	4,069,653	94,131
Huntsman Corp.	1,279,807	30,536
Jcu Corp.	341,478	8,153
KPX Chemical Co. Ltd.	65,342	2,140
LyondellBasell Industries NV Class A	1,957,902	195,731
Miwon Commercial Co. Ltd.	28,100	3,914
Muto Seiko Co. Ltd.	195,065	2,319
Scientex Bhd	100,000	88
Soulbrain Co. Ltd.	81,000	17,438
Tronox Holdings PLC	3,539,269	60,132
Yip's Chemical Holdings Ltd.	20,330,637	4,012
		706,814
Construction Materials - 0.8%
Buzzi SpA	390,425	14,108
Eagle Materials, Inc.	363,212	91,061
GCC S.A.B. de CV	328,931	3,744
Mitani Sekisan Co. Ltd.	912,057	33,427
RHI Magnesita NV	196,791	8,902
SigmaRoc PLC (a)	24,643,866	20,078
Vertex Corp.	29,424	327
Wienerberger AG	1,770,204	63,400
		235,047
Containers & Packaging - 0.8%
Chuoh Pack Industry Co. Ltd. (c)	399,040	3,694
Corticeira Amorim SGPS SA	1,461,238	14,939
Groupe Guillin SA	362,306	11,039
Kohsoku Corp. (c)	1,609,889	22,338
Mayr-Melnhof Karton AG	191,201	22,894
Packaging Corp. of America	543,837	94,073
Silgan Holdings, Inc.	292,605	13,653
The Pack Corp. (c)	1,253,503	29,112
		211,742
Metals & Mining - 0.5%
Boliden AB (b)	146,399	4,890
CK-SAN-ETSU Co. Ltd.	28,243	709
Hill & Smith Holdings PLC	502,040	11,856
PRL Global Ltd.	336,967	257
Tokyo Tekko Co. Ltd.	226,519	6,612
Warrior Metropolitan Coal, Inc. (b)	1,564,521	106,935
		131,259
Paper & Forest Products - 0.4%
Miquel y Costas & Miquel SA	464,703	5,703
Stella-Jones, Inc.	1,809,312	105,117
Sylvamo Corp.	57,000	3,563
Western Forest Products, Inc.	3,668,410	1,439
		115,822
TOTAL MATERIALS		1,400,684
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Mapletree Industrial (REIT)	4,684,188	7,756
Mid-America Apartment Communities, Inc.	189,505	24,636
		32,392
Real Estate Management & Development - 0.9%
Branicks Group AG (b)	1,153,902	2,032
Instone Real Estate Group BV (d)	1,087,332	10,061
Jones Lang LaSalle, Inc. (a)	745,962	134,795
LSL Property Services PLC	1,211,957	4,513
Real Matters, Inc. (a)	3,452,260	12,890
Relo Group, Inc.	192,068	1,670
Robinsons Land Corp.	30,786,747	8,305
Savills PLC	4,008,863	54,200
Selvaag Bolig ASA	501,087	1,586
Servcorp Ltd.	895,572	2,360
Tejon Ranch Co. (a)	406,622	6,823
		239,235
TOTAL REAL ESTATE		271,627
UTILITIES - 1.8%
Electric Utilities - 1.7%
Kansai Electric Power Co., Inc.	2,639,740	39,542
PG&E Corp.	23,570,966	403,299
Power Grid Corp. of India Ltd.	66,666	240
Southern Co.	100,000	7,350
		450,431
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	3,902,138	12,264
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	32,943,659	32,220
TOTAL UTILITIES		494,915
TOTAL COMMON STOCKS (Cost $18,661,434)		26,710,206

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% (e)(g) (Cost $0)	9,933	0

Money Market Funds - 2.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	425,048,440	425,133
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	263,196,506	263,223
TOTAL MONEY MARKET FUNDS (Cost $688,328)		688,356

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $19,349,762)	27,398,562
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(228,789)
NET ASSETS - 100.0%	27,169,773

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,120,000 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	620,316	4,527,346	4,722,519	21,093	(7)	(3)	425,133	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	341,398	1,744,995	1,823,170	427	-	-	263,223	1.0%
Total	961,714	6,272,341	6,545,689	21,520	(7)	(3)	688,356

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	14,379	-	243	403	105	(821)	13,420
ASL Marine Holdings Ltd.	1,762	-	1,643	-	(14,400)	14,281	-
ASTI Corp.	5,785	-	3,551	126	1,519	(1,382)	-
Adams Resources & Energy, Inc.	5,248	-	4,355	53	2,490	(3,383)	-
Aichi Electric Co. Ltd.	12,622	-	3,527	388	616	(783)	-
Alconix Corp.	23,775	-	13,713	538	2,354	(4,879)	-
Alps Logistics Co. Ltd.	25,224	-	4,793	598	3,517	17,356	41,304
BMTC Group, Inc.	40,069	-	888	373	853	(6,591)	33,443
Belc Co. Ltd.	76,992	-	24,850	925	17,256	(19,239)	50,159
Belluna Co. Ltd.	30,642	-	25,777	363	3,474	(8,339)	-
Berry Corp.	34,552	123	3,652	2,565	(1,632)	4,438	33,829
CDS Co. Ltd.	4,836	-	3,326	70	(550)	192	-
CSE Global Ltd.	14,462	-	12,658	368	(15,590)	13,786	-
Carr's Group PLC	11,074	85	148	303	(6)	(1,089)	9,916
Cell Biotech Co. Ltd.	4,598	-	4,626	138	(1,742)	1,813	-
Chase Corp.	78,351	-	78,403	-	59,138	(59,086)	-
Chori Co. Ltd.	29,117	-	8,462	847	2,131	(854)	-
Chuoh Pack Industry Co. Ltd.	3,714	-	67	145	23	24	3,694
Civeo Corp.	15,279	2,328	360	509	68	2,917	20,232
Create SD Holdings Co. Ltd.	120,041	-	37,814	665	25,390	(40,809)	-
Daewon Pharmaceutical Co. Ltd.	25,677	-	-	417	-	(2,602)	23,075
Daito Pharmaceutical Co. Ltd.	16,812	-	14,852	101	(12,538)	10,578	-
DongKook Pharmaceutical Co. Ltd.	26,400	-	11,669	165	7,978	(5,898)	-
EcoGreen International Group Ltd.	10,249	-	105	-	(54)	(6,953)	3,137
First Juken Co. Ltd.	10,494	-	178	336	6	(1,373)	8,949
First of Long Island Corp.	17,154	-	15,097	215	(10,510)	8,453	-
Food Empire Holdings Ltd.	24,699	-	8,104	-	5,376	(2,457)	-
Fresh Del Monte Produce, Inc.	64,093	-	60,350	461	3,477	(7,220)	-
Fujikura Kasei Co., Ltd.	5,840	-	5,480	83	(4,139)	3,779	-
Fursys, Inc.	21,272	-	-	695	-	3,197	24,469
Gabia, Inc.	8,502	-	-	46	-	3,021	11,523
Genky DrugStores Co. Ltd.	35,102	-	693	75	588	761	35,758
Geumhwa PSC Co. Ltd.	8,467	-	2,826	277	(1,596)	392	-
Goodfellow, Inc.	7,222	-	136	422	96	64	7,246
GrafTech International Ltd.	94,145	3,844	2,439	-	(3,919)	(60,690)	30,941
Green Cross Co. Ltd.	3,542	-	68	90	10	115	3,599
Halows Co. Ltd.	38,104	-	756	406	594	4,259	42,201
Hamakyorex Co. Ltd.	34,161	2	568	811	269	(3,869)	29,995
Handsome Co. Ltd.	22,736	-	-	678	-	(2,969)	19,767
Helen of Troy Ltd.	139,035	49,586	2,658	-	2,552	(58,364)	130,151
Hoshi Iryo-Sanki Co. Ltd.	6,033	-	5,717	43	1,459	(1,775)	-
Huons Co. Ltd.	21,618	-	-	527	-	(466)	21,152
Hyster-Yale Materials Handling, Inc. Class A	9,475	604	22,907	176	9,032	(1,001)	-
Hyster-Yale Materials Handling, Inc. Class B	14,806	-	-	101	-	(7,593)	-
IA Group Corp.	3,243	-	1,025	78	(471)	126	1,873
IDIS Holdings Co. Ltd.	7,513	-	1,672	124	(1,979)	587	4,449
InBody Co. Ltd.	16,288	-	-	167	-	(419)	15,869
JLM Couture, Inc.	165	-	5	-	(864)	704	-
Jumbo SA	279,752	-	70,790	18,165	44,743	(37,491)	216,214
KSK Co., Ltd.	9,417	-	213	717	164	2,128	11,496
Kingboard Chemical Holdings Ltd.	187,900	-	2,552	5,715	1,873	(40,719)	146,502
Kohsoku Corp.	24,624	-	416	469	264	(2,134)	22,338
Kondotec, Inc.	13,513	-	228	379	172	(796)	12,661
Kwang Dong Pharmaceutical Co. Ltd.	20,990	-	-	269	-	(529)	20,461
Maruzen Co. Ltd.	21,492	-	21,919	293	14,160	(13,733)	-
Methode Electronics, Inc. Class A	53,335	11,799	737	811	(586)	(38,396)	25,415
Mi Chang Oil Industrial Co. Ltd.	8,969	-	-	313	-	869	9,838
Motonic Corp.	14,377	-	3,580	561	(146)	(1,816)	-
Murakami Corp.	16,590	-	17,051	248	9,636	(9,175)	-
Nadex Co. Ltd.	5,837	-	100	153	47	(719)	5,065
Nafco Co. Ltd.	24,640	-	512	642	108	9,144	33,380
Nippo Ltd.	4,873	-	113	277	74	2,965	7,799
Parker Corp.	11,036	-	221	278	162	1,782	12,759
Pinewood Technologies Group PLC	-	44,256	494	29,934	51	(23,393)	20,420
Prim SA	16,340	-	261	276	52	(1,752)	14,379
Quick Co. Ltd.	17,892	-	288	583	94	(2,526)	15,172
Raiznext Corp.	32,006	-	680	2,406	266	7,908	39,500
Rocky Mountain Chocolate Factory, Inc.	2,665	-	32	-	(5)	(1,014)	1,614
SJM Co. Ltd.	4,178	-	3,596	25	(1,073)	491	-
SNT Holdings Co. Ltd.	10,959	-	-	284	-	3,425	14,384
Sakai Moving Service Co. Ltd.	48,117	-	800	805	596	(3,571)	44,342
Sally Beauty Holdings, Inc.	99,191	1,956	5,266	-	(3,172)	(5,853)	86,856
Sanei Architecture Planning Co. Ltd.	18,021	-	23,152	-	6,700	(1,569)	-
Sarantis SA	33,067	-	2,078	-	913	15,274	47,176
Senshu Electric Co. Ltd.	38,862	-	9,079	900	6,757	1,266	37,806
Societe Pour L'Informatique Industrielle SA	88,564	-	117,505	796	108,084	(79,143)	-
Sportsman's Warehouse Holdings, Inc.	2,616	11,058	196	-	34	(4,592)	8,920
Step Co. Ltd.	11,518	-	8,891	293	4,959	(4,794)	-
Sun Hing Vision Group Holdings Ltd.	1,732	-	66	69	(229)	14	1,451
Sunjin Co. Ltd.	14,707	-	2,997	113	(2,953)	392	9,149
TSC Auto ID Technology Corp.	20,945	-	-	(15)	-	(3,240)	17,705
The Pack Corp.	29,772	-	536	440	213	(337)	29,112
Tohoku Steel Co. Ltd.	7,604	-	7,184	36	(201)	(219)	-
Tokyo Kisen Co. Ltd.	2,375	-	2,313	-	137	(199)	-
Tokyo Tekko Co. Ltd.	17,974	-	13,836	644	5,143	(2,669)	-
Tomen Devices Corp.	14,861	-	14,662	-	3,818	(4,017)	-
Totech Corp.	33,307	-	1,996	1,039	1,454	18,124	50,889
Trancom Co. Ltd.	40,598	-	628	663	610	(11,310)	29,270
Universal Logistics Holdings, Inc.	39,325	5,393	3,058	426	219	18,503	60,382
Utah Medical Products, Inc.	21,109	43	280	192	253	(7,120)	14,005
VSE Corp.	62,187	-	1,434	230	1,180	26,814	88,747
VSTECS Holdings Ltd.	56,564	-	1,634	-	1,017	13,251	69,198
WIN-Partners Co. Ltd.	16,006	-	294	616	188	(525)	15,375
Whanin Pharmaceutical Co. Ltd.	16,151	-	5,600	197	3,255	(3,457)	10,349
Wolverine World Wide, Inc.	48,342	12,072	1,066	1,426	(142)	(3,708)	55,498
World Holdings Co. Ltd.	18,967	-	16,598	43	(3,155)	786	-
Youngone Holdings Co. Ltd.	45,318	-	-	1,844	-	760	46,078
Yutaka Giken Co. Ltd.	16,837	-	10,746	482	(5,016)	7,570	-
Total	2,891,391	143,149	765,839	89,908	281,099	(399,111)	1,971,856

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.